Accounting policies	12 Months Ended
Dec. 31, 2022
Accounting policies
Accounting policies

This section includes the basis of preparation, critical and significant accounting policies used to prepare the financial statements.

Our accounting policies are the specific principles, bases, conventions, rules, and practices we apply in preparing and presenting the financial statements. Further information is provided where judgment and estimation is applied to critical accounting policies and key sources of estimation uncertainty.

Future accounting developments details new, or amendments to existing, accounting standards, when they are effective from and where we are assessing their impact on future financial statements.

1. Presentation of financial statements

NatWest Group plc is incorporated in the UK and registered in Scotland. The financial statements are presented in the functional currency, pounds sterling.

The audited financial statements include audited sections of the Risk and capital management section. The directors have prepared the financial statements on a going concern basis after assessing the principal risks, forecasts, projections and other relevant evidence over the twelve months from the date the financial statements are approved (see the Report of the directors) and in accordance with UK adopted International Accounting Standards (IAS), and International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The critical and significant accounting policies and related judgments are set out below.

The financial statements are presented on a historical cost basis except for certain financial instruments which are stated at fair value.

The effect of the amendments to IFRS effective from 1 January 2022 on our financial statements was immaterial.

Our consolidated financial statements incorporate the results of NatWest Group plc and the entities it controls. Control arises when we have the power to direct the activities of an entity so as to affect the return from the entity. Control is assessed by reference to our ability to enforce our will on the other entity, typically through voting rights. The consolidated financial statements are prepared under consistent accounting policies.

On acquisition of a subsidiary, the identifiable assets, liabilities and contingent liabilities are included in the consolidated financial statements at their fair value. A subsidiary is included in the consolidated financial statements from the date it is controlled by us until the date we cease to control it through a sale or a significant change in circumstances. Changes in our interest in a subsidiary that does not result in us ceasing to control that subsidiary are accounted for as equity transactions.

We apply accounting for associates and joint arrangements (including joint ventures) to entities where we have significant influence, but not control, over the operating and financial policies. We assess significant influence by reference to a presumption of voting rights of more than 20%, but less than 50%, supplemented by a qualitative assessment of substantive rights which include representation at the Board of Directors, significant exchange of managerial personnel or technology amongst others. Joint ventures are arrangements where we have joint control and rights to the net assets of the entity.

Investments in associates and joint ventures are recorded upon initial recognition at cost, increased or decreased each period by the share of the subsequent levels of profit or loss, and other changes in equity are considered in line with their nature.

Transactions and balances between Group companies are eliminated in the consolidated financial statements to show only those transactions and balances external to us.

The judgments and assumptions involved in our accounting policies that are considered by the Board to be the most important to the portrayal of its financial condition are noted below. The use of estimates, assumptions or models that differ from those adopted by us would affect our reported results.

How Climate risk affects our accounting judgments and estimates Business planning

Key financial estimates are based on management's latest five-year revenue and cost forecasts. The outputs from this forecast affect forward-looking accounting estimates. Measurement of deferred tax and expected credit losses are highly sensitive to reasonably possible changes in those anticipated conditions. In 2022, our scenario planning supported the development of NatWest Group’s initial iteration climate transition plan, including the assessment of climate-related risks and opportunities.

-	The initial iteration of our Climate transition plan includes an assessment of:
-	changes in business operations, products and services to support customer decarbonisation;
-	financial plans linked to business operations and strategy. During 2022, the financial planning process has been enhanced to incorporate climate related opportunities included in the climate transition plan. In 2023, we will link specific actions that are needed to align to our climate ambitions into the financial forecasts.
-	development in UK Government policies, aligned with the Committee on Climate Change Sixth carbon Budget published in 2021. We also assume certain broader policy responses and technological innovation to enable the wider transition of the economy.
-	There remains considerable uncertainty regarding this policy response, including the effect of wider geo-political uncertainty on governmental ambitions regarding climate transition and the effect of decarbonisation on wider economic growth, technology development and customer behaviours.

Information used in other accounting estimates

We make use of reasonable and supportable information to make accounting judgments and estimates. This includes information about the observable effects of the physical and transition risks of climate change on the current creditworthiness of borrowers, asset values and market indicators. It also includes the effect on our competitiveness and profitability. Many of the effects arising from climate change will be longer term in nature, with an inherent level of uncertainty, and have limited effect on accounting judgments and estimates for the current period. Some physical and transition risks can manifest in the shorter term. The following items represent the most significant effects:

-	The classification of financial instruments linked to climate, or other sustainability indicators: consideration is given to whether the effect of climate related terms prevent the instrument cashflows being solely payments of principal and interest.
-	The measurement of expected credit loss considers the ability of borrowers to make payments as they fall due. Future cashflows are discounted, so long dated cashflows are less likely to affect current expectations on credit loss. Our assessment of sector specific risks, and whether additional adjustments are required, include expectations of the ability of those sectors to meet their financing needs in the market. Changes in credit stewardship and credit risk appetite that stem from climate considerations, such as oil and gas, will directly affect our positions.
-	The use of market indicators as inputs to fair value is assumed to include current information and knowledge regarding the effect of climate risk.

Effect of climate change in the estimation of expected credit loss

Since the implementation of IFRS 9 in January 2018 loan losses reflect expected credit losses taking account of relevant and reliable forward looking information. We are evaluating the effect of the physical and transition consequences of climate change on our experience of loan loss. We use available information regarding the effect of climate transition policy largely driven by carbon prices as an adjustment to macroeconomic factors that are used as inputs to the models that generate PD and LGD outcomes, which are key inputs to the ECL calculation. The determination of whether specific loss drivers and climate events generate specific losses is ongoing and is necessary to determine how sensitive changes in ECL could be to climate inputs. As at 31 December 2022, our quantification of the impact due to physical risk and how other climate risks may impact the ECL is ongoing.

An impact assessment on how climate risk factors may require adjustment in our IFRS 9 model suite has also not been finalised. We judged that this information was not sufficiently complete to make a reliable estimate and given the immaterial change in ECL it indicated, determined it was not appropriate to adjust ECL.

When this information is reliable, possibly during 2023, it could be used in our ECL calculation. A key part of this is determining that any adjustment resulting from the inclusion of new climate-related inputs does not double count or omit credit losses arising from other inputs. We will continue to develop our data, models and methodologies relating to climate evaluation and market practice will continue to evolve and this will affect the estimation of climate effect in ECL on an ongoing basis. We expect that the effect of climate risks on ECL will increase as government policy, organisations and individuals react to changes in climate as well as the probable increased occurrence of climate-related loss events (such as flooding and wildfire).

2. Critical accounting policies

The judgments and assumptions involved in our accounting policies that are considered by the Board to be the most important to the portrayal of our financial condition are noted below. The use of estimates, assumptions or models that differ from those adopted by us would affect our reported results. Management’s consideration of uncertainty is outlined in the relevant sections of this document, including the ECL estimate in the Risk and capital management section.

Information used for significant estimate

Key financial estimates are based on management's latest five-year revenue and cost forecasts. Changes in judgments and assumptions could result in a material adjustment to those estimates in future reporting periods. Consideration of this source of estimate uncertainty has been set out in the notes below (as applicable).

Policy	Judgment	Estimate	Further information
Deferred tax	Determination of whether sufficient taxable profits will be generated in future years to recover DTA.	Our estimates are based on the five-year revenue and cost forecasts (which include inherent uncertainties).	Note 7
Fair value – financial instruments	Classification of a fair value instrument as level 3, where the valuation is driven by unobservable inputs.	Estimation of the fair value, where it is reasonably possible to have alternative assumptions in determining the FV.	Note 11
Loan impairment provisions	Definition of default against which to apply PD, LGD and EAD models. Criteria for a significant increase in credit risk. Identification of risks not captured by the models.

ECL estimates contain a number of measurement uncertainties (such as the selection of multiple economic scenarios) and disclosures include sensitivities to show impact on other reasonably possible scenarios.

Note 15
Provisions for liabilities and charges

Determination of whether a present obligation exists in respect of customer redress, litigation and other regulatory, property and other provisions.

Legal proceedings often require a high degree of judgment and these are likely to change as the matter progresses.

Provisions remain sensitive to the assumptions used in the estimate. We consider a wide range of possible outcomes. It is often not practical to meaningfully quantify ranges of possible outcomes, given the uncertainties involved.

Note 21

2.1. Deferred tax

Deferred tax is the tax expected to be payable or recoverable in respect of temporary differences between the carrying amount of an asset or liability for accounting purposes and the carrying amount for tax purposes. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent their recovery is probable.

Deferred tax is not recognised on temporary differences that arise from initial recognition of an asset or a liability in a transaction (other than a business combination) that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred tax is calculated using tax rates expected to apply in the periods when the assets will be realised or the liabilities settled, based on tax rates and laws enacted, or substantively enacted, at the balance sheet date.

Deferred tax assets and liabilities are offset where we have a legally enforceable right to offset and where they relate to income taxes levied by the same taxation authority either on an individual NatWest Group company or on NatWest Group companies in the same tax group that intend, in future periods, to settle current tax liabilities and assets on a net basis or on a gross basis simultaneously.

Deferred tax asset recoverability is based on the level of supporting offsetable deferred tax liabilities we have and of our future taxable profits. These future taxable profits are based on our five-year revenue and cost forecasts and the expectation of long term economic growth beyond this period. The five-year forecast takes account of management’s current expectations on competitiveness and profitability. The long term growth rate reflects external indicators which will include market expectations on climate risk. We do not consider any additional adjustments to this indicator.

2.2. Fair value – financial instruments

Financial instruments classified as mandatory fair value through profit or loss; held-for-trading; designated fair value through profit or loss and fair value through other comprehensive income are recognised in the financial statements at fair value. All derivatives are measured at fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement considers the characteristics of the asset or liability and the assumptions that a market participant would consider when pricing the asset or liability.

We manage some portfolios of financial assets and financial liabilities based on our net exposure to either market or credit risk. In these cases, the fair value is derived from the net risk exposure of that portfolio with portfolio level adjustments applied to incorporate bid-offer spreads, counterparty credit risk, and funding costs (see ‘Valuation Adjustments’).

Where the market for a financial instrument is not active, fair value is established using a valuation technique. These valuation techniques involve a degree of estimation, the extent of which depends on the instrument’s complexity and the availability of market-based data. The complexity and uncertainty in the financial instrument’s fair value is categorised using the fair value hierarchy.

The use of market indicators as inputs to fair value is assumed to include current information and knowledge regarding the effect of climate risk.

2.3. Loan impairment provisions: expected credit losses (ECL)

At each balance sheet date each financial asset or portfolio of financial assets measured at amortised cost or at fair value through other comprehensive income, issued financial guarantee and loan commitment (other than those classified as held for trading) is assessed for impairment. Any change in impairment is reported in the income statement.

Loss allowances are forward-looking, based on 12-month ECL where there has not been a significant increase in credit risk rating, otherwise allowances are based on lifetime expected losses.

ECL are a probability-weighted estimate of credit losses. The probability is determined by the risk of default which is applied to the cash flow estimates. In the absence of a change in credit rating, allowances are recognised when there is a reduction in the net present value of expected cash flows. Following a significant increase in credit risk, ECL are adjusted from 12 months to lifetime. This will lead to a higher impairment charge.

The measurement of expected credit loss considers the ability of borrowers to make payments as they fall due. Future cashflows are discounted, so long-dated cashflows are less likely to affect current expectations on credit loss. Our assessment of sector specific risks, and whether additional adjustments are required, include expectations of the ability of those sectors to meet their financing needs in the market. Changes in credit stewardship and credit risk appetite that stem from climate considerations, such as oil and gas, will directly affect our positions.

Judgment is exercised as follows:

-	Models – in certain low default portfolios, Basel parameter estimates are also applied for IFRS 9.
-	Non-modelled portfolios – use a standardised capital requirement under Basel II. Under IFRS 9, they have bespoke treatments for the identification of significant increase in credit risk. Benchmark PDs, EADs and LGDs are reviewed annually for appropriateness. The ECL calculation is based on expected future cash flows, which is typically applied at a portfolio level.
-	Multiple economic scenarios (MES) – the central, or base, scenario is most critical to the ECL calculation, independent of the method used to generate a range of alternative outcomes and their probabilities.
-	Significant increase in credit risk - IFRS 9 requires that at each reporting date, an entity shall assess whether the credit risk on an account has increased significantly since initial recognition. Part of this assessment requires a comparison to be made between the current lifetime PD (i.e. the current probability of default over the remaining lifetime) with the equivalent lifetime PD as determined at the date of initial recognition.

On restructuring where a financial asset is not derecognised, the revised cash flows are used in re-estimating the credit loss. Where restructuring causes derecognition of the original financial asset, the fair value of the replacement asset is used as the closing cash flow of the original asset.

Where in the course of the orderly realisation of a loan, it is exchanged for equity shares or property, the exchange is accounted for as the sale of the loan and the acquisition of equity securities or investment property. Where our acquired interest is in equity shares, relevant policies for control, associates and joint ventures apply.

Impaired financial assets are written off and therefore derecognised from the balance sheet when we conclude that there is no longer any realistic prospect of recovery of part, or all, of the loan. For financial assets that are individually assessed for impairment, the timing of the write-off is determined on a case-by-case basis. Such financial assets are reviewed regularly and write-off will be prompted by bankruptcy, insolvency, re-negotiation, and similar events.

The typical time frames from initial impairment to write-off for our collectively assessed portfolios are:

-	Retail mortgages: write-off usually occurs within five years, or earlier, when an account is closed, but can be longer where the customer engages constructively;
-	Credit cards: the irrecoverable amount is typically written off after twelve arrears cycles or at four years post default any remaining amounts outstanding are written off;
-	Overdrafts and other unsecured loans: write-off occurs within six years;
-	Commercial loans: write-offs are determined in the light of individual circumstances; and Business loans are generally written off within five years.

2.4. Provisions and contingent liabilities

We recognise a provision for a present obligation resulting from a past event when it is more likely than not that we will be required to pay to settle the obligation and the amount of the obligation can be estimated reliably.

Provision is made for restructuring costs, including the costs of redundancy, when we have a constructive obligation. An obligation exists when we have a detailed formal plan for the restructuring and have raised a valid expectation in those affected either by starting to implement the plan or by announcing its main features.

We recognise any onerous cost of the present obligation under a contract as a provision. An onerous cost is the unavoidable cost of meeting our contractual obligations that exceed the expected economic benefits. When we intend to vacate a leasehold property or right of use asset, the asset would be tested for impairment and a provision may be recognised for the ancillary contractual occupancy costs.

Contingent liabilities are possible obligations arising from past events, whose existence will be confirmed only by uncertain future events, or present obligations arising from past events that are not recognised because either an outflow of economic benefits is not probable, or the amount of the obligation cannot be reliably measured. Contingent liabilities are not recognised but information about them is disclosed unless the possibility of any outflow of economic benefits in settlement is remote.

3. Significant accounting polices

3.1. Revenue recognition

Interest receivable and payable are recognised in the income statement using the effective interest rate method for: all financial instruments measured at amortised cost; debt instruments measured as fair value through other comprehensive income; and the effective part of any related accounting hedging instruments. Finance lease income is recognised at a constant periodic rate of return before tax on the net investment on the lease.

Other interest relating to financial instruments measured at fair value is recognised as part of the movement in fair value and is reported in income from trading activities or other operating income as relevant. Fees in respect of services are recognised as the right to consideration accrues through the performance of each distinct service obligation to the customer. The arrangements are generally contractual and the cost of providing the service is incurred as the service is rendered. The price is usually fixed and always determinable.

3.2. Discontinued operations, Held for sale and Disposal group

The results of discontinued operations (comprising the post-tax profit or loss of discontinued operations and the post-tax results of either the ongoing measurement at fair value less costs to sell or on disposal of the discontinued operation) are excluded from the results of continuing operations and are presented as a single amount as profit/(loss) from discontinued operations, net of tax in the income statement. Comparatives are represented for the income statement, cash flow statement, statement of changes in equity and related notes.

An asset or disposal group (assets and liabilities) is classified as held for sale if we will recover its carrying amount principally through a sale transaction rather than through continuing use. These are measured at the lower of its carrying amount or fair value less cost to sell unless scoped out of IFRS 5 in which case the existing measurement provisions of IFRS apply. These are presented as single amounts; comparatives are not represented.

3.3. Staff costs

Employee costs, such as salaries, paid absences, and other benefits are recognised over the period in which the employees provide the related services to us. Employees may receive variable compensation in cash, in deferred cash or debt instruments of NatWest Group or in ordinary shares of NatWest Group plc subject to deferral, clawback and forfeiture criteria. We operate a number of share-based compensation schemes under which we grant awards of NatWest Group plc shares and share options to our employees. Such awards are subject to vesting conditions.

Variable compensation that is settled in cash or debt instruments is charged to the income statement on a straight-line basis over the period during which services are provided, taking account of forfeiture and clawback criteria. The value of employee services received in exchange for NatWest Group plc shares and share options is recognised as an expense over the vesting period, subject to deferral, clawback, cancelation and forfeiture criteria with a corresponding increase in equity. The fair value of shares granted is the market price adjusted for the expected effect of dividends as employees are not entitled to dividends until shares are vested.

The fair value of options granted is determined using option pricing models to estimate the numbers of shares likely to vest. These consider the exercise price of the option, the current share price, the risk-free interest rate, the expected volatility of the share price over the life of the option and other relevant factors such as the dividend yield.

Defined contribution pension scheme

A scheme where we pay fixed contributions and there is no legal or constructive obligation to pay further contributions or benefits. Contributions are recognised in the income statement as employee service costs accrue.

Defined benefit pension scheme

A scheme that defines the benefit an employee will receive on retirement and is dependent on one or more factors such as age, salary, and years of service. The net of the recognisable scheme assets and obligations is reported on the balance sheet in other assets or other liabilities. The defined benefit obligation is measured on an actuarial basis. The charge to the income statement for pension costs (mainly the service cost and the net interest on the net defined benefit asset or liability) is recognised in operating expenses.

Actuarial gains and losses (i.e. gains and/or losses on re-measuring the net defined benefit asset or liability due to changes in actuarial measurement assumptions) are recognised in other comprehensive income in full in the period in which they arise, and not subject to recycling to the income statement.

The difference between scheme assets and scheme liabilities, the net defined benefit asset or liability, is recognised on the balance sheet if the criteria of the asset ceiling test are met. This requires the net defined benefit surplus to be limited to the present value of any economic benefits available to us in the form of refunds from the plan or reduced contributions to it.

We will recognise a liability where a minimum funding requirement exists for any of our defined benefit pension schemes. This reflects agreed minimum funding and the availability of a net surplus as determined as described above. When estimating the liability for minimum funding requirements we only include contributions that are substantively or contractually agreed and do not include contingent and discretionary features, including dividend-linked contributions or contributions subject to contingent events requiring future verification.

We will recognise a net defined benefit asset when the net defined benefit surplus can generate a benefit in the form of a refund or reduction in future contributions to the plan. The net benefit pension asset is recognised at the present value of the benefits that will be available to us excluding interest and the effect of the asset ceiling (if any, excluding interest). Changes in the present value of the net benefit pension asset are recognised immediately in other comprehensive income.

In instances where Trustees have the ability to declare augmented benefits to participants, we do not recognise a defined benefit pension asset and write-off the surplus immediately in other comprehensive income.

3.4. Intangible assets and goodwill

Intangible assets are identifiable non-monetary assets without physical substance acquired by us, and are stated at cost less accumulated amortisation and impairment losses. Amortisation is a method to spread the cost of such assets over time in the income statement.

This is charged to the income statement over the assets' estimated useful economic lives using methods that best reflect the pattern of economic benefits.

The estimated useful economic lives are:

Computer software	3 to 12 years
Other acquired intangibles	5 to 10 years

Expenditure on internally generated goodwill and brands is charged to the income statement as incurred.

Direct costs relating to the development of internal-use computer software are reported on the balance sheet after technical feasibility and economic viability have been established.

These direct costs include payroll, the costs of materials and services, and directly attributable overheads. Capitalisation of costs ceases when the software can operate as intended.

During and after development, accumulated costs are reviewed for impairment against the benefits that the software is expected to generate. Costs incurred prior to the establishment of technical feasibility and economic viability are expensed to the income statement as incurred, as are all training costs and general overheads. The costs of licences to use computer software that are expected to generate economic benefits beyond one year are also reported on the balance sheet

Goodwill on the acquisition of a subsidiary is the excess of the fair value of the consideration paid, the fair value of any existing interest in the subsidiary and the amount of any non-controlling interest measured either at fair value or at its share of the subsidiary’s net assets over the net fair value of the subsidiary’s identifiable assets, liabilities, and contingent liabilities.

Goodwill is measured at initial cost less any subsequent impairment losses. The gain or loss on the disposal of a subsidiary includes the carrying value of any related goodwill when such transactions occur.

3.5. Impairment of non-financial assets

At each balance sheet date, we assess whether there is any indication that its intangible assets or property, plant and equipment are impaired. If any such indication exists, we estimate the recoverable amount of the asset and compares it to its balance sheet value to calculate if an impairment loss should be charged to the income statement. The balance sheet value of the asset is reduced by the amount of the impairment loss. A reversal of an impairment loss on intangible assets or property, plant and equipment is recognised in the income statement provided the increased carrying value is not greater than it would have been had no impairment loss been recognised.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. Impairment losses on goodwill are not reversed.

The recoverable amount of an asset that does not generate cash flows that are independent from those of other assets or groups of assets, is determined as part of the cash-generating unit to which the asset belongs. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. For the purposes of impairment testing, goodwill acquired in a business combination is allocated to our cash-generating units or groups of cash-generating units expected to benefit from the combination.

The recoverable amount of an asset or cash-generating unit is the higher of its fair value less cost to sell or its value in use. Value in use is the present value of future cash flows from the asset or cash-generating unit discounted at a rate that reflects market interest rates adjusted for risks specific to the asset or cash-generating unit that have not been considered in estimating future cash flows.

The assessment of asset impairment is based upon value in use. This represents the value of future cashflows and uses our five-year revenue and cost forecasts and the expectation of long term economic growth beyond this period. The five-year forecast takes account of management’s current expectations on competitiveness and profitability. The long term growth rate reflects external indicators which will include market expectations on climate risk. We do not consider any additional adjustments to this indicator.

3.6. Foreign currencies

Foreign exchange differences arising on the settlement of foreign currency transactions and from the translation of monetary assets and liabilities are reported in income from trading activities except for differences arising on cash flow hedges and hedges of net investments in foreign operations.

Non-monetary items denominated in foreign currencies that are stated at fair value are translated into the functional currency at the foreign exchange rates ruling at the dates the values are determined. Translation differences are recognised in the income statement except for differences arising on non-monetary financial assets classified as fair value through other comprehensive income.

Income and expenses of foreign subsidiaries and branches are translated into sterling at average exchange rates unless these do not approximate the foreign exchange rates ruling at the dates of the transactions. Foreign exchange differences arising on the translation of a foreign operation are recognised in other comprehensive income. The amount accumulated in equity is reclassified from equity to the income statement on disposal of a foreign operation.

3.7. Tax

Tax encompassing current tax and deferred tax is recognised in the income statement except when taxable items are recognised in other comprehensive income or equity. Tax consequences arising from servicing financial instruments classified as equity are recognised in the income statement.

Current tax is tax payable or recoverable in respect of the taxable profit or loss for the year arising in the income statement, other comprehensive income or equity. Provision is made for current tax at rates enacted, or substantively enacted, at the balance sheet date.

Accounting for taxes is judgmental and carries a degree of uncertainty because tax law is subject to interpretation, which might be questioned by the relevant tax authority. We recognise the most likely current and deferred tax liability or asset, assessed for uncertainty using consistent judgments and estimates. Current and deferred tax assets are only recognised where their recovery is deemed probable, and current and deferred tax liabilities are recognised at the amount that represents the best estimate of the probable outcome having regard to their acceptance by the tax authorities.

3.8. Financial instruments

Financial instruments are measured at fair value on initial recognition on the balance sheet.

Monetary financial assets are classified into one of the following subsequent measurement categories (subject to business model assessment and review of contractual cash flow for the purposes of sole payments of principal and interest where applicable):

-	amortised cost measured at cost using the effective interest rate method, less any impairment allowance;
-	fair value through other comprehensive income (FVOCI) measured at fair value, using the effective interest rate method and changes in fair value through other comprehensive income;
-	mandatory fair value through profit or loss (MFVTPL) measured at fair value and changes in fair value reported in the income statement; or
-	designated at fair value through profit or loss (DFV) measured at fair value and changes in fair value reported in the income statement.

Classification by business model reflects how we manage our financial assets to generate cash flows. A business model assessment helps to ascertain the measurement approach depending on whether cash flows result from holding financial assets to collect the contractual cash flows, from selling those financial assets, or both.

Business model assessment of assets is made at portfolio level, being the level at which they are managed to achieve a predefined business objective. This is expected to result in the most consistent classification of assets because it aligns with the stated objectives for the portfolio, its risk management, manager’s remuneration and the ability to monitor sales of assets from a portfolio. When a significant change to our business is communicated to external parties, we reassess our business model for managing those financial assets. We reclassify financial assets if we have a significant change to the business model. A reclassification is applied prospectively from the reclassification date.

The contractual terms of a financial asset; any leverage features; prepayment and extension terms; and discounts or penalties to interest rates that are part of meeting environmental, social and governance targets as well as other contingent and leverage features, non-recourse arrangements and features that could modify the timing and/or amount of the contractual cash flows that might reset the effective rate of interest; are considered in determining whether cash flows are solely payments of principal and interest.

Certain financial assets may be designated at fair value through profit or loss (DFV) upon initial recognition if such designation eliminates, or significantly reduces, accounting mismatch.

Equity shares are measured at fair value through profit or loss unless specifically elected as at fair value through other comprehensive income (FVOCI).

Upon disposal, the cumulative gains or losses in fair value through other comprehensive income reserve are recycled to the income statement for monetary assets and for non-monetary assets (equity shares) the cumulative gains or losses are transferred directly to retained earnings.

Regular way purchases and sales of financial assets classified as amortised cost are recognised on the settlement date; all other regular way transactions in financial assets are recognised on the trade date.

Financial liabilities are classified into one of following measurement categories:

-	amortised cost measured at cost using the effective interest rate method;
-	held for trading measured at fair value and changes in fair value reported in income statement; or
-	designated at fair value through profit or loss measured at fair value and changes in fair value reported in the income statement except changes in fair value attributable to the credit risk component recognised in other comprehensive income when no accounting mismatch occurs.

3.9. Derecognition

A financial asset is derecognised (removed from the balance sheet) when the contractual right to receive cash flows from the asset has expired or when it has been transferred and the transfer qualifies for derecognition. Conversely, an asset is not derecognised in a contract under which we retain substantially all the risks and rewards of ownership.

A financial liability is removed from the balance sheet when the obligation is paid, or is cancelled, or expires. Cancellation includes the issuance of a substitute instrument on substantially different terms.

3.10. Netting

Financial assets and financial liabilities are offset, and the net amount presented on the balance sheet when, and only when, we currently have a legally enforceable right to set off the recognised amounts and we intend either to settle on a net basis or to realise the asset and settle the liability simultaneously. We are party to a number of arrangements, including master netting agreements, that give us the right to offset financial assets and financial liabilities, but where we do not intend to settle the amounts net or simultaneously, the assets and liabilities concerned are presented separately on the balance sheet.

3.11. Capital instruments

We classify a financial instrument that we issue as a liability if it is a contractual obligation to deliver cash or another financial asset, or to exchange financial assets or financial liabilities on potentially unfavourable terms and as equity if we evidence a residual interest in our assets after the deduction of liabilities. Incremental costs and related tax that are directly attributable to an equity transaction are deducted from equity.

The consideration for any ordinary shares of NatWest Group plc purchased by us (known as treasury shares or own shares held) is deducted from equity. On the cancellation of treasury shares their nominal value is removed from equity and any excess of consideration over nominal value is treated in accordance with the capital maintenance provisions of the Companies Act 2006.

On the sale or re-issue of treasury shares the consideration received and related tax are credited to equity, net of any directly attributable incremental costs.

3.12. Derivatives and hedging

Derivatives are reported on the balance sheet at fair value. We use derivatives as part of our trading activities, to manage our own risk such as interest rate, foreign exchange, or credit risk or in certain customer transactions. Not all derivatives used to manage risk are in hedge accounting relationships (an IFRS method to reduce accounting mismatch from changes in the fair value of the derivatives reported in the income statement).

Gains and losses arising from changes in the fair value of derivatives that are not in hedge relationships are recognised in the income statement in Income from trading activities except for gains and losses on those derivatives that are managed together with financial instruments designated at fair value; these gains and losses are included in Other operating income.

Hedge accounting

We enter into three types of hedge accounting relationships (see later). Hedge accounting relationships are designated and documented at inception in line with the requirements of IAS 39 Financial instruments – Recognition and Measurement.

The documentation identifies the hedged item, the hedging instrument and details of the risk that is being hedged and the way in which effectiveness will be assessed at inception and during the period of the hedge. When designating a hedging relationship, we consider: the economic relationship between the hedged item (including the risk being hedged) and the hedging instrument; the nature of the risk; the risk management objective and strategy for undertaking the hedge; and the appropriateness of the method that will be used to assess hedge effectiveness. Designated hedging relationships must be expected to be highly effective both on a prospective and retrospective basis. Effectiveness is assessed by reference to the degree of offsetting between the changes in fair value or cash flows attributable to the hedged risk and the changes in fair value of the designated hedging derivatives.

Fair value hedge - the gain or loss on the hedging instrument and the hedged item attributable to the hedged risk is recognised in the income statement. Where the hedged item is measured at amortised cost, the balance sheet amount of the hedged item is also adjusted.

Cash flow hedge - the effective portion of the designated hedge relationship is recognised in other comprehensive income and the ineffective portion in the income statement. When the hedged item (forecasted cash flows) results in the recognition of a financial asset or financial liability, the cumulative gain or loss is reclassified from equity to the income statement in the same periods in which the hedged forecasted cash flows affect the income statement.

Hedge of net investment in a foreign operation - in the hedge of a net investment in a foreign operation, the effective portion of the designated hedge relationship is recognised in other comprehensive income. Any ineffective portion is recognised in profit or loss. Non-derivative financial liabilities as well as derivatives may be designated as a hedging instrument in a net investment hedge.

Discontinuation of hedge accounting

Hedge accounting is discontinued if the hedge no longer meets the criteria for hedge accounting i.e. the hedge is not highly effective in offsetting changes in fair value or cash flows attributable to the hedged risk, consistent with the documented risk management strategy; the hedging instrument expires or is sold, terminated or exercised; or if hedge designation is revoked.

For fair value hedging any cumulative adjustment is amortised to the income statement over the life of the hedged item. Where the hedge item is no longer on the balance sheet the adjustment to the hedged item is reported in the income statement. For cash flow hedging the cumulative unrealised gain or loss is reclassified from equity to the income statement when the hedged cash flows occur or, if the forecast transaction results in the recognition of a financial asset or financial liability, when the hedged forecast cash flows affect the income statement. Where a forecast transaction is no longer expected to occur, the cumulative unrealised gain or loss is reclassified from equity to the income statement immediately.

For net investment hedging on disposal or partial disposal of a foreign operation, the amount accumulated in equity is reclassified from equity to the income statement.

4.Future accounting developments

International Financial Reporting Standards

Effective 1 January 2023

-	IFRS 17 Insurance Contracts (Amendments to IFRS 17 Insurance Contracts);
-	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12);
-	Definition of Accounting Estimates (Amendments to IAS 8); and
-	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2).

Effective 1 January 2024

-	Classification of Liabilities as Current or Non-current (Amendments to IAS 1);
-	Non-current Liabilities with Covenants (Amendments to IAS 1)
-	Lease Liability in a sale and Leaseback (Amendments to IFRS 16).

We are assessing the effect of adopting these standards and amendments on our financial statements but do not expect the effect to be material.